Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue Recognition [Abstract]
Schedule of disaggregated by geographical region

	Year Ended December, 31
	2024	2023	2022
	(U.S. $ in thousands)
Americas
Systems	$72,654	$108,998	$130,959
Consumables	136,243	132,820	130,775
Service	132,840	147,952	153,694
Total Americas	341,737	389,770	415,428

EMEA
Systems	48,642	51,617	53,527
Consumables	79,794	75,468	61,703
Service	30,029	28,857	26,430
Total EMEA	158,465	155,942	141,660

Asia Pacific
Systems	18,980	27,031	40,106
Consumables	35,604	37,807	35,054
Service	17,672	17,048	19,235
Total Asia Pacific	72,256	81,886	94,395

Total Revenues	$572,458	$627,598	$651,483

Schedule of disaggregation of revenues

	Year Ended December, 31
	2024	2023	2022
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$391,917	$433,741	$452,124
Services	51,484	54,362	53,152
Total revenues recognized in point in time	443,401	488,103	505,276

Revenues recognized over time from:
Services	129,057	139,495	146,207
Total revenues recognized over time	129,057	139,495	146,207

Total Revenues	$572,458	$627,598	$651,483

Schedule of changes in deferred revenue

	December 31,
	2024	2023
	(U.S. $ in thousands)
Deferred revenue (*)	65,404	$76,265